SHAREHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
SHAREHOLDERS' EQUITY
Schedule of reconciliation of net income (loss) and weighted average common shares outstanding for purposes of calculating basic and diluted net income (loss) per share

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	(Unaudited)		(Unaudited)
	2014	2013	2014	2013
Basic:
Numerator:
Net loss	$(4,009,477)	$(3,951,687)	$(3,761,777)	$(1,604,244)

Denominator:
Basic - weighted average common shares outstanding	21,957,167	21,832,831	21,956,804	21,805,692

Basic EPS	$(0.18)	$(0.18)	$(0.17)	$(0.07)

Diluted:
Numerator:

Net loss	$(4,009,477)	$(3,951,687)	$(3,761,777)	$(1,604,244)

Denominator:
Weighted average common shares outstanding	21,957,167	21,832,831	21,956,804	21,805,692
Effect of Dilutive Securities:
Stock options	—	—	—	—
	21,957,167	21,832,831	21,956,804	21,805,692

Diluted EPS	$(0.18)	$(0.18)	$(0.17)	$(0.07)

	December 31,
	2013	2012	2011

Numerator:
Net income (loss)	$(6,316,041)	$15,671,879	$10,833,215

Denominator:
Basic - weighted average common shares outstanding	21,841,582	21,513,638	21,215,800

Effect of Dilutive Securities:
Stock options	—	384,738	332,601
	21,841,582	21,898,376	21,548,401

Basic net income (loss) per share	$(0.29)	$0.73	$0.51
Diluted net income (loss) per share	$(0.29)	$0.72	$0.50

Summary of activity under the 2006 Plans

		Weighted
	Shares under	Average
	Option	exercise price

Balance at December 31, 2010	803,681	$3.63
Granted	109,347	$5.78
Exercised	(59,334)	$3.06
Canceled	(21,000)	$4.10
Balance at December 31, 2011	832,694	$3.97
Granted	143,602	$6.86
Exercised	(192,949)	$4.20
Canceled	(51,496)	$8.94
Balance at December 31, 2012	731,851	$4.16
Granted	117,611	$7.61
Exercised	(328,403)	$2.97
Canceled	(63,330)	$6.61
Balance at December 31, 2013	457,729	$5.31

Schedule of information that applies to options outstanding and exercisable

The following information applies to options outstanding and exercisable at December 31, 2013:

			Weighted
			average
			remaining	Weighted
	Range of	Number	contractual	average
	Exercise prices	outstanding	life (in years)	exercise price
Outstanding options	$3.52 – $7.18	457,729	2.84	$5.31
Exercisable options	$3.52 – $7.18	402,724	2.58	$5.08